Stock Options and Warrants - Summary of Outstanding Warrants Related to Warrant Transactions (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Jun. 11, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		850,058	299,895	3,500,000
Warrants, Issued			837,602	64,983,988
Warrants, Exchanged	(243,699)		(248,144)
Warrants, Exercised		(170,113)	(39,295)	(16,954,822)
Warrants, Forfeited/Cancelled		(206,815)		(6,545,178)
Number of Shares, Outstanding, Ending balance		473,130	850,058	299,895
Weighted Average Exercise Price, Issued			$ 8.64
Weighted Average Exercise Price, Exchanged			22.50
Weighted Average Exercise Price, Exercised			$ 8.64
Weighted Average Exercise Price, Forfeited/Cancelled		$ 11.25
Skin Care [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		1,334	1,334	200,000
Number of Shares, Outstanding, Ending balance		1,334	1,334	1,334
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance				1,600,000
Warrants, Forfeited/Cancelled				(1,600,000)
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance				300,000
Warrants, Forfeited/Cancelled				(300,000)
YKA Loan [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance				1,400,000
Warrants, Forfeited/Cancelled				(1,400,000)
Jan 2013 Financing [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		33,750	33,750
Warrants, Issued				5,062,500
Number of Shares, Outstanding, Ending balance		33,750	33,750	33,750
Mar 2013 Financing [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		16,667	16,667
Warrants, Issued				2,500,000
Number of Shares, Outstanding, Ending balance		16,667	16,667	16,667
Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 8.64	$ 22.50	$ 0.25
Weighted Average Exercise Price, Issued				0.15
Weighted Average Exercise Price, Exercised		1.79		0.15
Weighted Average Exercise Price, Forfeited/Cancelled				0.15
Weighted Average Exercise Price, Outstanding, Ending balance		1.79	8.64	22.50
Maximum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		300	300	2.00
Weighted Average Exercise Price, Issued				0.20
Weighted Average Exercise Price, Exercised		8.64		0.15
Weighted Average Exercise Price, Forfeited/Cancelled				0.25
Weighted Average Exercise Price, Outstanding, Ending balance		300.00	300	300
Weighted Average [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		10.31	24.83	0.34
Weighted Average Exercise Price, Issued			8.64	0.16
Weighted Average Exercise Price, Exchanged			22.50
Weighted Average Exercise Price, Exercised		9.79	8.64	0.15
Weighted Average Exercise Price, Forfeited/Cancelled		11.25		0.20
Weighted Average Exercise Price, Outstanding, Ending balance		$ 9.92	$ 10.31	$ 24.83
Previously Reported [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		127,508,118	44,983,988
Warrants, Issued			125,639,832
Warrants, Exchanged	(36,554,822)		(37,221,488)
Warrants, Exercised			(5,894,214)
Number of Shares, Outstanding, Ending balance			127,508,118	44,983,988
Weighted Average Exercise Price, Issued			$ 0.06
Weighted Average Exercise Price, Exchanged			0.15
Weighted Average Exercise Price, Exercised			$ 0.06
Previously Reported [Member] | Skin Care [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		200,000	200,000
Number of Shares, Outstanding, Ending balance			200,000	200,000
Previously Reported [Member] | Jan 2013 Financing [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		5,062,500	5,062,500
Number of Shares, Outstanding, Ending balance			5,062,500	5,062,500
Previously Reported [Member] | Mar 2013 Financing [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		2,500,000	2,500,000
Number of Shares, Outstanding, Ending balance			2,500,000	2,500,000
Previously Reported [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.06	$ 0.15
Weighted Average Exercise Price, Outstanding, Ending balance			0.06	$ 0.15
Previously Reported [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		2.00	2.00
Weighted Average Exercise Price, Outstanding, Ending balance			2.00	2.00
Previously Reported [Member] | Weighted Average [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.07	0.17
Weighted Average Exercise Price, Issued			0.06
Weighted Average Exercise Price, Exchanged			0.15
Weighted Average Exercise Price, Exercised			0.06
Weighted Average Exercise Price, Outstanding, Ending balance			$ 0.07	$ 0.17
July 2013 Financing [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			243,699
Warrants, Issued				36,754,822
Warrants, Exchanged			(243,699)
Warrants, Exercised				(200,000)
Number of Shares, Outstanding, Ending balance				243,699
July 2013 Financing [Member] | Series B Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants, Issued				20,000,000
Warrants, Exercised				(16,754,822)
Warrants, Forfeited/Cancelled				(3,245,178)
July 2013 Financing [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			4,445
Warrants, Issued				666,666
Warrants, Exchanged			(4,445)
Number of Shares, Outstanding, Ending balance				4,445
July 2013 Financing [Member] | Previously Reported [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			36,554,822
Warrants, Exchanged			(36,554,822)
Number of Shares, Outstanding, Ending balance				36,554,822
July 2013 Financing [Member] | Previously Reported [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance			666,666
Warrants, Exchanged			(666,666)
Number of Shares, Outstanding, Ending balance				666,666
October 2014 Financing [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		258,519
Warrants, Issued			258,519
Number of Shares, Outstanding, Ending balance		258,519	258,519
October 2014 Financing [Member] | Series B Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		219,224
Warrants, Issued			258,519
Warrants, Exercised		(12,409)	(39,295)
Warrants, Forfeited/Cancelled		(206,815)
Number of Shares, Outstanding, Ending balance			219,224
October 2014 Financing [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		62,045
Warrants, Issued			62,045
Number of Shares, Outstanding, Ending balance		62,045	62,045
October 2014 Financing [Member] | Series C Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		258,519
Warrants, Issued			258,519
Warrants, Exercised		(157,704)
Number of Shares, Outstanding, Ending balance		100,815	258,519
October 2014 Financing [Member] | Previously Reported [Member] | Series A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		38,777,726
Warrants, Issued			38,777,726
Number of Shares, Outstanding, Ending balance			38,777,726
October 2014 Financing [Member] | Previously Reported [Member] | Series B Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		32,883,512
Warrants, Issued			38,777,726
Warrants, Exercised			(5,894,214)
Number of Shares, Outstanding, Ending balance			32,883,512
October 2014 Financing [Member] | Previously Reported [Member] | Placement Agent [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		9,306,654
Warrants, Issued			9,306,654
Number of Shares, Outstanding, Ending balance			9,306,654
October 2014 Financing [Member] | Previously Reported [Member] | Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Outstanding, Beginning balance		38,777,726
Warrants, Issued			38,777,726
Number of Shares, Outstanding, Ending balance			38,777,726